SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 4 — SUBSEQUENT EVENTS

The Company evaluated all events and transactions from March 31, 2026 up through June 18, 2026, which is the date that these unaudited interim condensed consolidated financial statements are available to be issued.

On May 1, 2026, the Company completed the acquisition of the business of Well Resource Co., Ltd. (“Well Resource”) for a total cash consideration of JPY120,000,000 (US$754,337). Well Resource is engaged in providing after-school daycare services and child welfare programs. The transaction will be accounted for as a business acquisition under ASC 805.

On May 21, 2026, the Company entered into a share transfer agreement to acquire 100% of the equity interest of Tokai Sports Co., Ltd. (“Tokai Sports”) for a total consideration of JPY101,276,400 (US$636,638). The transaction was successfully closed on June 1, 2026 (the acquisition date). Tokai Sports is an established sports school operator in Japan with approximately 1,200 members. The transaction will be accounted for as a business acquisition under ASC 805, and Tokai Sports will be consolidated as a wholly-owned subsidiary under ASC 810.

On June 15, 2026, the Company’s Board of Directors approved a share transfer agreement to acquire 100% of the equity interest of a private company based in Japan for a total consideration of JPY454,580,040 (US$2,857,556). The transaction is expected to close in July 2026. The transaction will be accounted for as a business acquisition under ASC 805, and the acquired company will be consolidated as a wholly-owned subsidiary under ASC 810.

On June 15, 2026, the Company completed the liquidation of its wholly owned subsidiary, Leifras Travel, upon the approval of the shareholders’ meeting (the corporate registration of which is currently in progress). This decision was made to enhance operational efficiency by centralizing business resources into Leifras. The liquidation represents an internal reorganization within the group and did not have a material impact on the Company’s consolidated financial statements.